UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ X];               Amendment Number:1
       This Amendment (Check only one):         [ X] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Financeware, Inc.
       600 East Main Street, Suite 1240
       Richmond, Virginia 23219


Form 13F File Number:  28-14447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert P Wilson
Title:  CCO
Phone:  804-521-3420

Signature, Place, and Date of Signing:


 Robert P Wilson	   Richmond, VA   		05/25/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                                  -----------------------

Form 13F Information Table Entry Total:            81
                                                  -----------------------

Form 13F Information Table Value Total:           314202 (x1000)
                                                  -----------------------


List of Other Included Managers:
None

                            Name of Reporting Manager
                           Form 13F Information Table



    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                         COMMON      001055102         5        100  SH         SOLE                                  100
ABBOTT LABORATORIES               COMMON      002824100         3         60  SH         SOLE                                   60
AMGEN INC                         COMMON      031162100       218       4080  SH         SOLE                                 4080
ANALOG DEVICES INC                COMMON      032654105         4        100  SH         SOLE                                  100
APPLIED MATERIALS INC.            COMMON      038222105        19       1200  SH         SOLE                                 1200
ARCHER-DANIELS-MIDLND CO          COMMON      039483102         3         80  SH         SOLE                                   80
BECTON DICKINSON CO               COMMON      075887109         4         50  SH         SOLE                                   50
BERKLEY W R CORPORATION           COMMON      084423102        47       1446  SH         SOLE                                 1446
C V S CORP DEL                    COMMON      126650100         3        100  SH         SOLE                                  100
CATERPILLAR INC                   COMMON      149123101         6         55  SH         SOLE                                   55
EMERSON ELECTRIC CO               COMMON      291011104         5         80  SH         SOLE                                   80
FIRSTENERGY CORP                  COMMON      337932107        13        344  SH         SOLE                                  344
GENERAL ELECTRIC COMPANY          COMMON      369604103        31       1540  SH         SOLE                                 1540
HARTFORD FINL SVCS GRP            COMMON      416515104         3        100  SH         SOLE                                  100
HELMERICH & PAYNE                 COMMON      423452101         4         55  SH         SOLE                                   55
ILLINOIS TOOL WORKS               COMMON      452308109         5         85  SH         SOLE                                   85
INTEL CORP                        COMMON      458140100         3        170  SH         SOLE                                  170
IBM                               COMMON      459200101        13         77  SH         SOLE                                   77
S&P 500 INDEX FUND                COMMON      464287200      1931      14520  SH         SOLE                                14520
MSCI EMERGING MKTS INDEX FUND     COMMON      464287234       276       5670  SH         SOLE                                 5670
S&P 500 BARRA VALUE INDEX FUND    COMMON      464287408       233       3676  SH         SOLE                                 3676
BARCLAYS 7-10 YR. TREASURY INDEX  COMMON      464287440    130191    1399757  SH         SOLE                              1399757
MSCI EAFE INDEX FUND              COMMON      464287465      1634      27191  SH         SOLE                                27191
S&P MIDCAP 400/BARRA GROWTH       COMMON      464287606       276       2498  SH         SOLE                                 2498
RUSSELL 2000 VALUE INDEX FUND     COMMON      464287630        99       1309  SH         SOLE                                 1309
RUSSELL 2000 GROWTH INDEX FUND    COMMON      464287648       123       1286  SH         SOLE                                 1286
RUSSELL 2000 INDEX FUND           COMMON      464287655       666       7918  SH         SOLE                                 7918
RUSSELL 3000 INDEX FUND           COMMON      464287689       142       1788  SH         SOLE                                 1788
S&P MIDCAP 400/BARRA VALUE        COMMON      464287705       242       2813  SH         SOLE                                 2813
BARCLAYS 3-7 YR TREASURY INDEX FUNCOMMON      464288661      3752      32861  SH         SOLE                                32861
BARCLAYS SHORT TREASURY INDEX FUNDCOMMON      464288679        31        284  SH         SOLE                                  284
MSCI EAFE VALUE INDEX FUND        COMMON      464288877         4         84  SH         SOLE                                   84
JOHNSON & JOHNSON                 COMMON      478160104         4         60  SH         SOLE                                   60
LILLY ELI & CO                    COMMON      532457108        10        294  SH         SOLE                                  294
LINEAR TECHNOLOGY CORPORATION     COMMON      535678106       161       4800  SH         SOLE                                 4800
LOWES COMPANIES INC               COMMON      548661107         2         80  SH         SOLE                                   80
MAXIMUS INC                       COMMON      577933104        26        325  SH         SOLE                                  325
MCDONALD'S                        COMMON      580135101        29        375  SH         SOLE                                  375
MEDTRONIC INC                     COMMON      585055106         2         60  SH         SOLE                                   60
MICROSOFT CORP                    COMMON      594918104        36       1430  SH         SOLE                                 1430
NORFOLK SOUTHERN CRP              COMMON      655844108         3         50  SH         SOLE                                   50
NUCOR CORP                        COMMON      670346105         3         60  SH         SOLE                                   60
OCCIDENTAL PETROLEUM              COMMON      674599105         4         35  SH         SOLE                                   35
PEPSICO INCORPORATED              COMMON      713448108         4         55  SH         SOLE                                   55
PFIZER INCORPORATED               COMMON      717081103        49       2400  SH         SOLE                                 2400
PHILIP MORRIS INTL  INC COM       COMMON      718172109        27        412  SH         SOLE                                  412
PROCTER & GAMBLE CO               COMMON      742718109         3         50  SH         SOLE                                   50
QUALCOMM INC                      COMMON      747525103        42        762  SH         SOLE                                  762
QUESTAR CORP        COM           COMMON      748356102         1         80  SH         SOLE                                   80
BARCLAYS 1-3 YR TREASURY INDEX FUNCOMMON      786514208        32        383  SH         SOLE                                  383
STRYKER CORP                      COMMON      863667101         3         50  SH         SOLE                                   50
T J X COS INC                     COMMON      872540109         3         60  SH         SOLE                                   60
TELEDYNE TECHNOLOGIES             COMMON      879360105        11        208  SH         SOLE                                  208
TEXAS INSTRUMENTS INC             COMMON      882508104         6        160  SH         SOLE                                  160
UNITED TECHNOLOGIES CORP          COMMON      913017109         4         50  SH         SOLE                                   50
VANGUARD EUROPE PAC INDEX FUND    COMMON      921943858         4        114  SH         SOLE                                  114
VANGUARD TOTAL WORLD STOCK INDEX FCOMMON      922042742         3         65  SH         SOLE                                   65
VANGUARD INTL EQTY INDEX          COMMON      922042775     21037     426534  SH         SOLE                               426534
VANGUARD INTL EQ INDEX FUND       COMMON      922042858         3         52  SH         SOLE                                   52
VANGUARD REIT INDEX FUND          COMMON      922908553         9        148  SH         SOLE                                  148
VANGUARD SMALL CAP INDEX FUND     COMMON      922908611        12        161  SH         SOLE                                  161
VANGUARD LARGE CAP INDEX FUND     COMMON      922908637        12        199  SH         SOLE                                  199
VANGUARD EXTENDED MKT             COMMON      922908652        80       1357  SH         SOLE                                 1357
VANGUARD LG CAP VALUE INDEX FUND  COMMON      922908744        14        239  SH         SOLE                                  239
VANGUARD SMALL CAP INDEX FUND     COMMON      922908751        13        162  SH         SOLE                                  162
VANGUARD TOTAL STOCK MARKET INDEX COMMON      922908769    151910    2210884  SH         SOLE                              2210884
WAL-MART STORES INC               COMMON      931142103        34        660  SH         SOLE                                  660
YUM BRANDS INC                    COMMON      988498101         7        128  SH         SOLE                                  128
TARGET CORPORATION                COMMON      87612E106         4         75  SH         SOLE                                   75
CISCO SYSTEMS INC                 COMMON      17275R102       360      21000  SH         SOLE                                21000
CONOCOPHILLIPS                    COMMON      20825C104        64        798  SH         SOLE                                  798
E O G RESOURCES INC               COMMON      26875P101         4         35  SH         SOLE                                   35
EXXON MOBIL CORPORATION           COMMON      30231G102         5         60  SH         SOLE                                   60
MAXIM INTEGRATED PRODS            COMMON      57772K101        41       1600  SH         SOLE                                 1600
MEDCO HEALTH SOLUTIONS INC        COMMON      58405U102        29        516  SH         SOLE                                  516
MERCK & CO INC                    COMMON      58933Y105        68       2055  SH         SOLE                                 2055
PRAXAIR INC                       COMMON      74005P104         6         60  SH         SOLE                                   60
T ROWE PRICE GROUP  INC           COMMON      74144T108         4         60  SH         SOLE                                   60
3M COMPANY                        COMMON      88579Y101         3         30  SH         SOLE                                   30
WINDSTREAM CORP COM               COMMON      97381W104        22       1712  SH         SOLE                                 1712
WORLDGATE COMMUNICATIONS INC      COMMON      98156L307         0        500  SH         SOLE                                  500

TOTAL                                                 314202(x1000)
